Basis of preparation	12 Months Ended
Mar. 31, 2021
Basis of preparation
Basis of preparation

1 Basis of preparation

These unaudited Condensed Consolidated Financial Statements of Vodafone Group Plc and its subsidiaries apply the same accounting policies, presentation and methods of calculation as those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2020, which were prepared in accordance with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board and were also prepared in accordance with IFRS adopted by the European Union (‘EU’), the Companies Act 2006 and Article 4 of the EU IAS Regulations.

Ernst & Young LLP has consented to the release of this Preliminary Announcement. The financial information presented in the unaudited Condensed Consolidated Financial Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (‘the Act’). Statutory accounts for the year ended 31 March 2020 were published in Vodafone’s Annual Report and a copy was delivered to the Registrar of Companies for England and Wales. The auditor’s report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act. A separate announcement will be made in accordance with Disclosure and Transparency Rules (DTR) 6.3 when the annual report and audited financial statements for the year ended 31 March 2021 are made available on the Company’s website, which is expected to be in May 2021.

The preparation of the preliminary results requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the end of the reporting period and the reported amounts of revenue and expenses during the reporting period. Actual results could vary from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Considerations in respect of COVID-19

Going concern

As outlined on page 3, trading during the year demonstrated the relative resilience of the Group’s operating model. The Group has a strong liquidity position with €5.8 billion of cash and cash equivalents available at 31 March 2021, which together with access to committed facilities, cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios including not being able to access the capital markets during the assessment period. In addition to the liquidity forecasts prepared, the Directors considered the availability of the Group’s revolving credit facilities which were undrawn as at 31 March 2021. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for a period of at least 12 months from the date of approving the consolidated financial statements and that it is appropriate to continue to adopt a going concern basis in preparing the consolidated financial statements.

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates were disclosed in the Group’s annual report for the year ended 31 March 2020. The ongoing impact of COVID-19 has been factored into our latest forecasts. These judgements and estimates were assessed during the year ended 31 March 2021 and considered in our impairment review.

New accounting pronouncements adopted

On 1 April 2020, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s annual report for the year ended 31 March 2020.